14. Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Common stock warrants outstanding
Exercise Price Minimum		$ 0.50
Exercise Price Maximum		$ 3.30
Number outstanding		25,707,217
Weighted Average Remaining Contractual Life (years)	5 years	3 years 6 months
Number Exercisable	3,955,458	3,420,458		3,095,458
Weighted Average Exercise Price	$ 1.94	$ 2.05		$ 2.31
Warrant [Member]
Common stock warrants outstanding
Exercise Price	$ 1.25	$ 3.30
Number outstanding	22,101	11,364
Weighted Average Remaining Contractual Life (years)	1 year 4 months 28 days	4 months 10 days
Weighted Average Exercise Price	$ 1.25	$ 3.30
Number Exercisable	22,101	11,364
Weighted Average Exercise Price	$ 1.25	$ 3.30
Warrant One [Member]
Common stock warrants outstanding
Exercise Price	$ 1	$ 1.25
Number outstanding	1,632,375	26,302
Weighted Average Remaining Contractual Life (years)	8 months 9 days	8 months 1 day
Weighted Average Exercise Price	$ 1	$ 1.25
Number Exercisable	1,632,375	26,302
Weighted Average Exercise Price	$ 1	$ 1.25
Warrant Two [Member]
Common stock warrants outstanding
Exercise Price	$ 0.9	$ 1.00
Number outstanding	75,000	1,642,680
Weighted Average Remaining Contractual Life (years)	4 years 9 months 26 days	1 year 5 months 9 days
Weighted Average Exercise Price	$ 0.9	$ 1.00
Number Exercisable	75,000	1,642,680
Weighted Average Exercise Price	$ 0.9	$ 1.00
Warrant Three [Member]
Common stock warrants outstanding
Exercise Price	$ 0.87	$ 0.87
Number outstanding	1,303,300	1,303,300
Weighted Average Remaining Contractual Life (years)	2 years 7 months 10 days	3 years 4 months 10 days
Weighted Average Exercise Price	$ 0.87	$ 0.87
Number Exercisable	1,303,300	1,303,300
Weighted Average Exercise Price	$ 0.87	$ 0.87
Warrant Four [Member]
Common stock warrants outstanding
Exercise Price	$ 0.75	$ 0.65
Number outstanding	55,491	515,000
Weighted Average Remaining Contractual Life (years)	1 year 10 months 28 days	2 years 9 months 29 days
Weighted Average Exercise Price	$ 0.75	$ 0.65
Number Exercisable	55,491	515,000
Weighted Average Exercise Price	$ 0.75	$ 0.65
Warrant Five [Member]
Common stock warrants outstanding
Exercise Price	$ 0.65	$ 0.50
Number outstanding	590,000	12,743,728	[1]
Weighted Average Remaining Contractual Life (years)	2 years 4 months 24 days	3 years 7 months 13 days
Weighted Average Exercise Price	$ 0.65	$ 0.50
Number Exercisable	590,000	12,743,728
Weighted Average Exercise Price	$ 0.65	$ 0.50
Warrant Six [Member]
Common stock warrants outstanding
Exercise Price	$ 0.5	$ 0.48
Number outstanding	12,743,728	577,750
Weighted Average Remaining Contractual Life (years)	2 years 10 months 13 days	2 years 9 months 7 days
Weighted Average Exercise Price	$ 0.5	$ 0.48
Number Exercisable	12,743,728	577,750
Weighted Average Exercise Price	$ 0.5	$ 0.48
Warrant Seven [Member]
Common stock warrants outstanding
Exercise Price	$ 0.48	$ 0.35
Number outstanding	7,000	8,887,093	[1]
Weighted Average Remaining Contractual Life (years)	1 year 11 months 19 days	3 years 9 months 26 days
Weighted Average Exercise Price	$ 0.48	$ 0.35
Number Exercisable	7,000	8,887,093
Weighted Average Exercise Price	$ 0.48	$ 0.35
Warrant Eight [Member]
Common stock warrants outstanding
Exercise Price	$ 0.35
Number outstanding	11,562,158
Weighted Average Remaining Contractual Life (years)	3 years 6 months 11 days
Weighted Average Exercise Price	$ 0.35
Number Exercisable	11,562,158
Weighted Average Exercise Price	$ 0.35

[1]	All warrants exercisable at $0.50 and 5,597,093 warrants exercisable at $0.35 contain dilution protections that increase the number of shares purchasable at exercise upon the issuance of securities at a price below the current exercise price.